UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐        Rule 15Ga-l under the Exchange Act (17 CFR 240.15Ga-l) for the reporting period

___________________ to___________________

Date of Report (Date of earliest event reported)_____________________

Commission File Number of securitizer: _____________________

Central Index Key Number of securitizer: ___________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-l(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-l(c)(2)(ii) ☐

☒    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:	0001802626

Lendmark Funding Trust 2020-1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):____________

Central Index Key Number of underwriter (if applicable): N/A_______

Sweta Patel, (678) 625-6587
Name and telephone number, including area code, of the person to contact in connection with this filing

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Disclosures under Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibit 99.1 to this Form ABS-15G.

Exhibits

99.1 Independent Accountants' Report on Applying Agreed-Upon Procedures dated February 12, 2020.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Lendmark Financial Funding 2020-1, LLC		(Depositor)

Date: February 13 , 2020

/s/ Sweta Patel	(Signature)•

•Sweta Patel, Secretary